Fair Value of Financial Instruments - Reconciliation of Beginning and Ending Balances for Derivative and Warrant Liability Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Balance as of beginning of period	$ 38	$ 1,437	$ 96	$ 1,845	$ 1,845	$ 7,709
Adjustment to fair value	115	(1,168)	57	(1,576)	(1,749)	(5,862)
Balance as of end of period	$ 153	$ 269	$ 153	$ 269	$ 96	$ 1,845